UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund:  CMA Massachusetts Municipal Money Fund
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments


CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006                                                                    (In Thousands)
                           Face
                         Amount    Municipal Bonds                                                                      Value
Massachusetts - 96.2%  $  3,300    ABN AMRO MuniTops Certificates Trust, Massachusetts State School Building
                                   Authority Revenue Bonds, VRDN, Series 2005-34, 3.94% due 8/15/2013 (c)(e)          $     3,300

                          5,000    Boston, Massachusetts, Water and Sewer Commission Revenue Bonds, FLOATS,
                                   VRDN, Series SG-75, 3.93% due 11/01/2019 (e)                                             5,000

                          3,094    Clipper Tax-Exempt Trust, Massachusetts, VRDN, COP, Series 1998-8, 3.94%
                                   due 7/20/2007 (e)                                                                        3,093

                          3,000    Eagle Tax-Exempt Trust, Massachusetts State School Building Authority, Dedicated
                                   Sales Tax Revenue Bonds, VRDN, Series 2006-0035 Class A, 3.96% due 8/15/2030 (c)(e)      3,000

                          6,000    Eagle Tax-Exempt Trust, Massachusetts State School Building Authority, Dedicated
                                   Sales Tax Revenue Bonds, VRDN, Series 2006-0092 Class A, 3.96% due 8/15/2030 (c)(e)      6,000

                          4,000    Eagle Tax-Exempt Trust, Massachusetts State Special Obligation and Dedicated
                                   Tax Revenue Bonds, VRDN, Series 2004-0025, Class A, 3.96% due 1/01/2029 (b)(e)           4,000

                          5,630    Eagle Tax-Exempt Trust, Massachusetts, Water Revenue Bonds, VRDN, Series 2103,
                                   3.96% due 12/01/2015 (e)(f)                                                              5,630

                          2,300    Haverhill, Massachusetts, GO, BAN, 4.50% due 9/28/2007                                   2,315

                          4,170    Haverhill, Massachusetts, GO, BAN, 4.50% due 11/09/2007                                  4,203

                          8,682    Lawrence, Massachusetts, GO, Refunding, BAN, 4.25% due 12/21/2007                        8,737

                          4,090    Lowell, Massachusetts, GO, BAN, Series A, 4.25% due 9/21/2007                            4,109

                          3,000    Massachusetts Bay Transportation Authority, Revenue Refunding Bonds, FLOATS,
                                   VRDN, Series 431, 3.94% due 3/01/2019 (e)                                                3,000


Portfolio Abbreviations


To simplify the listings of CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Exempt Receipts Liquidity Optional Tenders
PUTTERS    Puttable Tax-Exempt Receipts
ROCS       Reset Option Certificates
S/F        Single-Family
TOCS       Tender Option Certificates
VRDN       Variable Rate Demand Notes



CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006 (concluded)                                                        (In Thousands)

                           Face
                         Amount    Municipal Bonds                                                                      Value
Massachusetts         $   9,000    Massachusetts State, CP, 3.73% due 1/19/2007                                       $     9,000
(concluded)
                          4,100    Massachusetts State Development Finance Agency, Assisted Living Facility
                                   Revenue Bonds (Whalers Cove Project), VRDN, Series A, 3.96% due 9/01/2034 (e)            4,100

                          1,600    Massachusetts State Development Finance Agency, IDR (Cell Signaling Technology),
                                   VRDN, AMT, 3.92% due 12/01/2010 (e)                                                      1,600

                          2,570    Massachusetts State Development Finance Agency, IDR (Cleveland Motion Controls),
                                   VRDN, AMT, 4.06% due 6/01/2021 (e)                                                       2,570

                          2,885    Massachusetts State Development Finance Agency, IDR (Concord Foods Issue), VRDN,
                                   AMT, 3.92% due 4/01/2021 (e)                                                             2,885

                          3,465    Massachusetts State Development Finance Agency, IDR (V&S Taunton Galvanizing),
                                   VRDN, AMT, 4.06% due 12/01/2023 (e)                                                      3,465

                          1,175    Massachusetts State Development Finance Agency, IDR (Ward Hill Central Products
                                   Inc.), VRDN, AMT, 4.06% due 8/01/2016 (e)                                                1,175

                          7,000    Massachusetts State Development Finance Agency, M/F Housing Revenue Bonds (Avalon
                                   Acton Apartments), VRDN, AMT, 3.95% due 7/15/2040 (e)(g)                                 7,000

                          5,155    Massachusetts State Development Finance Agency, M/F Housing Revenue Bonds (Midway
                                   Studios Project), VRDN, AMT, Series A, 3.97% due 3/01/2034 (e)                           5,155

                         12,715    Massachusetts State Development Finance Agency (Massachusetts Development Program),
                                   CP, 3.65% due 2/14/2007                                                                 12,715

                          3,910    Massachusetts State Development Finance Agency (Massachusetts Development Program),
                                   CP, 3.70% due 2/14/2007                                                                  3,910

                          7,600    Massachusetts State Development Finance Agency (Nantucket Electric Co.), CP,
                                   3.72% due 1/09/2007                                                                      7,600

                          6,000    Massachusetts State Development Finance Agency Revenue Bonds (Berkshire School
                                   Project), VRDN, 3.93% due 9/01/2031 (e)                                                  6,000

                          5,000    Massachusetts State Development Finance Agency Revenue Bonds (Boston College HS
                                   Issue), VRDN, 3.94% due 8/01/2033 (e)                                                    5,000

                          3,465    Massachusetts State Development Finance Agency Revenue Bonds (Brooksby Village
                                   Inc. Project), VRDN, 3.90% due 7/01/2032 (e)                                             3,465

                          1,705    Massachusetts State Development Finance Agency Revenue Bonds (Fiba Technologies),
                                   VRDN, AMT, 3.98% due 5/01/2023 (e)                                                       1,705

                          4,740    Massachusetts State Development Finance Agency Revenue Bonds (Lesley University),
                                   VRDN, 3.96% due 7/01/2033 (e)                                                            4,740

                          1,500    Massachusetts State Development Finance Agency Revenue Bonds (Melmark New England,
                                   Inc. Project), VRDN, 3.91% due 7/01/2026 (e)                                             1,500

                          4,200    Massachusetts State Development Finance Agency Revenue Bonds (New Bedford Waste
                                   Services), VRDN, AMT, 4.01% due 6/01/2021 (e)                                            4,200

                          1,685    Massachusetts State Development Finance Agency Revenue Bonds (New Jewish High
                                   School Project), VRDN, 3.91% due 6/01/2032 (e)                                           1,685

                          3,050    Massachusetts State Development Finance Agency Revenue Bonds (Saint Peter-Marian
                                   Issue), VRDN, 3.90% due 10/01/2032 (e)                                                   3,050

                          2,930    Massachusetts State Development Finance Agency Revenue Bonds (Ursuline Academy
                                   Dedham), VRDN, 3.86% due 5/01/2032 (e)                                                   2,930

                          1,100    Massachusetts State Development Finance Agency Revenue Bonds (Walnut Hill School
                                   District), VRDN, 3.86% due 7/01/2032 (e)                                                 1,100

                          2,760    Massachusetts State Development Finance Agency Revenue Bonds (Xinetics Issue),
                                   VRDN, AMT, 3.92% due 6/01/2021 (e)                                                       2,760

                          5,857    Massachusetts State Development Finance Agency Revenue Notes, CP, 3.57% due
                                   3/12/2007                                                                                5,857

                          2,319    Massachusetts State Development Finance Agency Revenue Notes, CP, 3.57% due
                                   3/12/2007                                                                                2,318

                          3,350    Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                   (Assumption College Project), VRDN, 3.94% due 3/01/2032 (e)                              3,350

                          6,590    Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                   (Assumption College Project), VRDN, Series A, 3.94% due 3/01/2032 (e)                    6,590

                          3,500    Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue
                                   Bonds (Newark Group Project), VRDN, AMT, Series A, 3.92% due 7/01/2031 (e)               3,500

                         12,000    Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue
                                   Refunding Bonds (Newark Group Project), VRDN, AMT, Series A, 3.90% due
                                   7/01/2028 (e)                                                                           12,000

                          3,255    Massachusetts State, FLOATS, VRDN, Series SG-126, 3.93% due 8/01/2018 (e)                3,255

                          5,200    Massachusetts State, GO (Central Artery), VRDN, Series A, 3.87% due 12/01/2030 (e)       5,200

                          8,810    Massachusetts State, GO, FLOATS, VRDN, Series 67, 3.93% due 8/01/2026 (e)                8,810

                          1,439    Massachusetts State, GO, Refunding, FLOATS, VRDN, Series 716D, 3.94% due
                                   8/01/2018 (d)(e)                                                                         1,439

                          7,000    Massachusetts State, GO, Refunding, FLOATS, VRDN, Series 1015, 3.94% due
                                   8/01/2021 (a)(e)                                                                         7,000

                          6,390    Massachusetts State, GO, Refunding, PUTTERS, VRDN, Series 340, 3.94% due
                                   1/01/2017 (d)(e)                                                                         6,390

                          4,995    Massachusetts State, GO, Refunding, ROCS, VRDN, Series II-R-180, 3.95% due
                                   11/01/2015 (b)(e)                                                                        4,995

                          2,790    Massachusetts State, GO, VRDN, Series O, 3.94% due 11/01/2014 (e)                        2,790

                          2,300    Massachusetts State, HFA, Housing Revenue Bonds, ROCS, VRDN, AMT, Series II-R-421,
                                   3.97% due 7/01/2022 (c)(e)                                                               2,300

                          7,930    Massachusetts State, HFA, Rental Housing Mortgage Revenue Refunding Bonds, VRDN,
                                   AMT, Series A, 3.97% due 1/01/2043 (c)(e)                                                7,930

                          3,300    Massachusetts State, HFA, Revenue Bonds (UBS Municipal CRVS Trust), VRDN, AMT,
                                   Series 06-10, 3.95% due 6/01/2031 (e)                                                    3,300

                          7,500    Massachusetts State, HFA, S/F Housing Revenue Bonds, VRDN, AMT, Series Z, 3.60%
                                   due 5/01/2007 (e)                                                                        7,500

                          7,243    Massachusetts State Health and Educational Facilities Authority (Harvard
                                   University), CP, 3.58% due 2/08/2007                                                     7,243

                          8,000    Massachusetts State Health and Educational Facilities Authority (Harvard
                                   University), CP, 3.57% due 3/12/2007                                                     8,000

                          4,800    Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                   (Partners Healthcare System), VRDN, Series D-6, 3.95% due 7/01/2017 (e)                  4,800

                          6,100    Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                   (Sherrill House Inc.), VRDN, Series A-1,  3.92% due 1/01/2032 (e)                        6,100

                          1,000    Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                   Bonds (Partners Healthcare System), VRDN, Series D-4, 3.88% due 7/01/2038 (e)            1,000

                          1,770    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (AFC Cable
                                   Systems Inc. Issue), VRDN, AMT, 3.92% due 7/01/2016 (e)                                  1,770

                          1,400    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (BBB
                                   Esquire LLC), VRDN, AMT, 3.92% due 12/01/2016 (e)                                        1,400

                          4,000    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds
                                   (Bodwell Project), VRDN, AMT,  3.95% due 7/01/2017 (e)                                   4,000

                          3,100    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds
                                   (Constitution Project), VRDN, AMT, 3.92% due 6/01/2018 (e)                               3,100

                            695    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds
                                   (Garlock Printing Corp.), VRDN, AMT, 3.92% due 12/01/2017 (e)                              695

                          2,100    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds
                                   (Gem Group Inc. Issue), VRDN, AMT, 3.92% due 7/01/2016 (e)                               2,100

                            730    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds
                                   (Insco Corporation Issue), VRDN, AMT, 3.92% due 9/01/2008 (e)                              730

                          2,500    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds
                                   (OCT Co. Inc. Project), VRDN, AMT, 3.92% due 12/01/2017 (e)                              2,500

                          1,500    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds
                                   (Tamasi Family Issue), VRDN, AMT, 4.01% due 5/01/2013 (e)                                1,500

                          1,715    Massachusetts State Industrial Finance Agency, Industrial Revenue Refunding
                                   Bonds (New England Biolabs), VRDN, AMT, 3.95% due 3/01/2016 (e)                          1,715

                          6,950    Massachusetts State Industrial Finance Agency (New England Power Co.), CP,
                                   3.68% due 1/10/2007                                                                      6,950

                          1,445    Massachusetts State Industrial Finance Agency Revenue Bonds (Heritage at
                                   Dartmouth), VRDN, AMT, 3.92% due 12/01/2028 (e)                                          1,445

                          1,123    Massachusetts State Industrial Finance Agency Revenue Bonds (Lower Mills
                                   Association II LP), VRDN, 3.92% due 12/01/2020 (e)                                       1,123

                          5,000    Massachusetts State Industrial Finance Agency, Revenue Refunding Bonds
                                   (Lightolier Inc. Project), VRDN,  3.93% due 7/29/2010 (e)                                5,000

                          2,520    Massachusetts State Industrial Finance Agency, Revenue Refunding Bonds (Mount
                                   Ida College Issue), VRDN, 3.96% due 12/01/2027 (e)                                       2,520

                          1,050    Massachusetts State Industrial Finance Agency, Solid Waste Disposal Revenue
                                   Bonds (E.L. Harvey & Sons Inc.), VRDN, AMT, 3.92% due 1/01/2011 (e)                      1,050

                          1,425    Massachusetts State Industrial Finance Agency, Solid Waste Disposal Revenue Bonds
                                   (E.L. Harvey & Sons Inc.), VRDN, AMT, 3.92% due 6/01/2013 (e)                            1,425

                         10,000    Massachusetts State Port Authority, CP, 3.60% due 3/01/2007                             10,000

                          4,965    Massachusetts State Special Obligation and Dedicated Tax Revenue Bonds, MERLOTS,
                                   VRDN, Series B19, 3.94% due 1/01/2028 (b)(e)                                             4,965

                          9,000    Massachusetts State Turnpike Authority, Metropolitan Highway System Revenue Bonds,
                                   FLOATS, VRDN, Series SG-124, 3.93% due 1/01/2029 (a)(e)                                  9,000

                          9,600    Massachusetts State Turnpike Authority, Metropolitan Highway System, Revenue
                                   Refunding Bonds, FLOATS, VRDN, Series 334, 3.94% due 1/01/2037 (d)(e)                    9,600

                         10,000    Massachusetts State Water Resources Authority, CP, 3.53% due 2/08/2007                  10,000

                          4,393    Massachusetts State Water Resources Authority, Revenue Refunding Bonds, FLOATS,
                                   VRDN, Series 742D, 3.94% due 8/01/2019 (c)(e)                                            4,393

                            340    Municipal Securities Trust Certificates, Massachusetts State Port Authority,
                                   Special Facility Revenue Bonds, VRDN, AMT, Series 2001-155, Class A, 3.95%
                                   due 4/28/2016 (a)(e)(f)                                                                    340

                         35,774    Municipal Securities Trust Certificates, Massachusetts State Water Pollution
                                   Abatement Trust, Revenue Refunding Bonds, VRDN, Series SGA 87, 3.93% due
                                   8/01/2023 (e)                                                                           35,775

                         11,494    New Bedford, Massachusetts, GO, BAN, 4% due 2/16/2007                                   11,501

                          3,126    Pittsfield, Massachusetts, GO, BAN, Series A, 4.25% due 10/19/2007                       3,141

                          3,400    Pittsfield, Massachusetts, GO, BAN, Series B, 4% due 4/20/2007                           3,404

                          3,150    Plymouth, Massachusetts, GO, BAN, 4.10% due 6/06/2007                                    3,158

                          1,400    Swansea, Massachusetts, GO, BAN, 4.25% due 9/14/2007                                     1,406

                          8,620    University of Massachusetts Building Authority, Project Revenue Refunding Bonds,
                                   ROCS, VRDN, Series II R-4522, 3.95% due 11/01/2020 (a)(e)                                8,620

                          3,460    University of Massachusetts Building Authority, Project Revenue Refunding Bonds,
                                   ROCS, VRDN, Series II R-6016, 3.95% due 11/01/2015 (a)(e)                                3,460


Puerto Rico - 3.0%        3,000    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds, ROCS, VRDN,
                                   Series II-R-709CE, 3.96% due 12/15/2008 (e)                                              3,000

                         10,330    Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                   Refunding Bonds, TOCS, VRDN, Series 2, 3.92% due 10/01/2023 (e)                         10,330

                                   Total Investments (Cost - $444,480*) - 99.2%                                           444,480
                                   Other Assets Less Liabilities - 0.8%                                                     3,683
                                                                                                                      -----------
                                   Net Assets - 100.0%                                                                $   448,163
                                                                                                                      ===========

  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(f) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(g) FNMA Collateralized.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series
Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Massachusetts Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Massachusetts Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Massachusetts Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007